UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                    10,400     AAR Corp. (d)                                                 $     141,440
                                               6,100     Applied Signal Technology, Inc.                                     139,690
                                              14,700     Armor Holdings, Inc. (d)                                            545,223
                                               3,650     Ceradyne, Inc. (d)                                                   81,651
                                              12,700     Cubic Corp.                                                         240,538
                                               9,800     Curtiss-Wright Corp.                                                558,600
                                              12,500     DRS Technologies, Inc. (d)                                          531,250
                                               7,500     EDO Corp.                                                           225,375
                                               9,350     Engineered Support Systems, Inc.                                    500,412
                                              11,500     Esterline Technologies Corp. (d)                                    397,325
                                              36,300     GenCorp, Inc.                                                       726,000
                                               9,200     Kaman Corp. Class A                                                 114,540
                                               7,600     Mercury Computer Systems, Inc. (d)                                  209,608
                                               9,350     Moog, Inc. Class A (d)                                              422,620
                                              13,400     Teledyne Technologies, Inc. (d)                                     419,420
                                               5,800     Triumph Group, Inc. (d)                                             225,852
                                                                                                                       -------------
                                                                                                                           5,479,544
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%                21,100     EGL, Inc. (d)                                                       481,080
                                               6,800     Forward Air Corp.                                                   289,544
                                                                                                                       -------------
                                                                                                                             770,624
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                               15,100     Frontier Airlines, Inc. (d)                                         158,248
                                              13,400     Mesa Air Group, Inc. (d)                                             93,800
                                              23,600     Skywest, Inc.                                                       438,724
                                                                                                                       -------------
                                                                                                                             690,772
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                         6,400     Standard Motor Products, Inc.                                        74,880
                                              10,000     Superior Industries International                                   264,100
                                                                                                                       -------------
                                                                                                                             338,980
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                             3,100     Coachmen Industries, Inc.                                            42,160
                                              21,900     Fleetwood Enterprises, Inc. (d)                                     190,530
                                              26,100     Monaco Coach Corp.                                                  421,515
                                              11,500     Winnebago Industries                                                363,400
                                                                                                                       -------------
                                                                                                                           1,017,605
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                          13,300     Arqule, Inc. (d)                                                     62,643
                                                  26     Enzo Biochem, Inc. (d)                                                  375
                                               3,000     Regeneron Pharmaceuticals, Inc. (d)                                  15,330
                                              25,900     Savient Pharmaceuticals, Inc. (d)                                    71,225
                                                                                                                       -------------
                                                                                                                             149,573
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%                       7,800     Apogee Enterprises, Inc.                                            111,384
                                               6,700     ElkCorp                                                             257,682
                                              24,000     Griffon Corp. (d)                                                   513,840
                                               7,700     Lennox International, Inc.                                          168,784
                                              19,400     Simpson Manufacturing Co., Inc.                                     599,460
                                              10,500     Universal Forest Products, Inc.                                     407,925
                                                                                                                       -------------
                                                                                                                           2,059,075
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%                        34,400     Investment Technology Group, Inc. (d)                         $     602,000
                                               2,900     optionsXpress Holdings, Inc. (d)                                     46,951
                                               1,800     Piper Jaffray Cos. (d)                                               65,862
                                               7,100     SWS Group, Inc.                                                     113,813
                                                                                                                       -------------
                                                                                                                             828,626
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                              16,800     Arch Chemicals, Inc.                                                478,296
                                              13,900     Cambrex Corp.                                                       296,070
                                              13,400     Georgia Gulf Corp.                                                  616,132
                                               1,500     HB Fuller Co.                                                        43,500
                                              11,100     MacDermid, Inc.                                                     360,750
                                               6,000     Material Sciences Corp. (d)                                          80,700
                                              10,600     OM Group, Inc. (d)                                                  322,452
                                              16,600     Omnova Solutions, Inc. (d)                                           89,142
                                               3,700     Penford Corp.                                                        60,125
                                              70,700     PolyOne Corp. (d)                                                   627,816
                                               4,000     Quaker Chemical Corp.                                                82,160
                                              15,200     Schulman A, Inc.                                                    264,784
                                              13,100     Wellman, Inc.                                                       189,426
                                                                                                                       -------------
                                                                                                                           3,511,353
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.5%                        6,900     Boston Private Financial Holdings, Inc.                             163,875
                                              21,400     Brookline Bancorp, Inc.                                             318,860
                                              21,000     Chittenden Corp.                                                    547,470
                                              12,600     Community Bank System, Inc.                                         288,666
                                              21,600     East-West Bancorp, Inc.                                             797,472
                                              16,200     First Bancorp                                                       684,450
                                              19,000     First Midwest Bancorp, Inc.                                         617,120
                                              10,200     First Republic Bank                                                 330,174
                                              16,500     Gold Banc Corp., Inc.                                               231,495
                                              18,700     Hudson United Bancorp                                               659,175
                                               8,600     Irwin Financial Corp.                                               197,972
                                              25,100     Nara Bancorp, Inc.                                                  352,655
                                               8,400     PrivateBancorp, Inc.                                                263,844
                                              15,200     Provident Bankshares Corp.                                          500,992
                                              27,346     Republic Bancorp, Inc.                                              370,265
                                              13,200     Riggs National Corp.                                                251,988
                                              29,500     The South Financial Group, Inc.                                     900,930
                                              11,900     Southwest Bancorp of Texas, Inc. (d)                                218,365
                                              18,600     Sterling Bancshares, Inc.                                           264,120
                                              17,400     Susquehanna Bancshares, Inc.                                        424,212
                                              11,300     Trustco Bank Corp.                                                  129,837
                                              18,900     UCBH Holdings, Inc.                                                 754,110
                                              20,652     Umpqua Holdings Corp.                                               482,224
                                              15,000     United Bankshares, Inc.                                             497,100
                                              17,400     Whitney Holding Corp.                                               774,474
                                               7,900     Wintrust Financial Corp.                                            372,011
                                                                                                                       -------------
                                                                                                                          11,393,856
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.1%         19,300     ABM Industries, Inc.                                          $     371,139
                                              10,500     Administaff, Inc.                                                   153,300
                                               3,700     Angelica Corp.                                                      103,600
                                              11,900     Bowne & Co., Inc.                                                   178,976
                                              18,000     Brady Corp.                                                         582,300
                                               8,200     CDI Corp.                                                           181,466
                                               3,200     CPI Corp.                                                            48,320
                                              16,700     Central Parking Corp.                                               286,906
                                              12,000     Consolidated Graphics, Inc. (d)                                     631,200
                                               9,500     G&K Services, Inc. Class A                                          382,755
                                               7,900     Heidrick & Struggles International, Inc. (d)                        290,483
                                              16,000     Imagistics International, Inc. (d)                                  558,880
                                               4,800     Insurance Auto Auctions, Inc. (d)                                   133,680
                                              11,500     John H Harland Co.                                                  395,140
                                               3,500     Labor Ready, Inc. (d)                                                65,275
                                                 300     NCO Group, Inc. (d)                                                   5,865
                                              10,800     On Assignment, Inc. (d)                                              55,080
                                              35,800     PRG-Schultz International, Inc. (d)                                 179,358
                                               4,500     Pre-Paid Legal Services, Inc.                                       152,280
                                               8,200     School Specialty, Inc. (d)                                          321,112
                                               9,100     Sourcecorp (d)                                                      183,274
                                              30,200     Spherion Corp. (d)                                                  226,198
                                               7,600     The Standard Register Co.                                            94,620
                                              20,800     Tetra Tech, Inc. (d)                                                262,496
                                              14,600     United Stationers, Inc. (d)                                         660,650
                                               3,900     Vertrue, Inc. (d)                                                   138,216
                                               7,600     Viad Corp.                                                          204,440
                                               5,500     Volt Information Sciences, Inc. (d)                                 132,825
                                              19,750     Waste Connections, Inc. (d)                                         686,313
                                              25,800     Watson Wyatt & Co. Holdings                                         701,760
                                                                                                                       -------------
                                                                                                                           8,367,907
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%                    1     Andrew Corp. (d)                                                         12
                                               4,700     Bel Fuse, Inc.                                                      142,410
                                              34,700     Belden CDT, Inc.                                                    770,687
                                              16,100     Black Box Corp.                                                     602,301
                                               5,300     Brooktrout, Inc. (d)                                                 59,625
                                              20,200     C-COR, Inc. (d)                                                     122,816
                                               9,200     Digi International, Inc. (d)                                        126,224
                                              13,200     Harmonic, Inc. (d)                                                  126,192
                                              10,700     Inter-Tel, Inc.                                                     262,150
                                              10,100     Network Equipment Technologies, Inc. (d)                             56,863
                                               8,400     PC-Tel, Inc. (d)                                                     61,824
                                              18,500     Symmetricom, Inc. (d)                                               205,165
                                               5,500     Tollgrade Communications, Inc. (d)                                   37,950
                                              10,200     Viasat, Inc. (d)                                                    190,638
                                                                                                                       -------------
                                                                                                                           2,764,857
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.8%                54,000     Adaptec, Inc. (d)                                             $     258,660
                                              14,100     Avid Technology, Inc. (d)                                           763,092
                                              10,700     Hutchinson Technology, Inc. (d)                                     372,146
                                              30,300     Pinnacle Systems, Inc. (d)                                          169,377
                                               6,400     SBS Technologies, Inc. (d)                                           71,360
                                               2,000     Synaptics, Inc. (d)                                                  46,400
                                                                                                                       -------------
                                                                                                                           1,681,035
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.0%             13,700     EMCOR Group, Inc. (d)                                               641,434
                                              24,800     The Shaw Group, Inc. (d)                                            540,640
                                              27,800     URS Corp. (d)                                                       799,250
                                                                                                                       -------------
                                                                                                                           1,981,324
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%                  8,650     Florida Rock Industries, Inc.                                       508,793
                                              21,600     Headwaters, Inc. (d)                                                708,912
                                               9,200     Texas Industries, Inc.                                              494,500
                                                                                                                       -------------
                                                                                                                           1,712,205
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                       23,200     Cash America International, Inc.                                    508,776
                                              10,300     Rewards Network, Inc. (d)                                            42,848
                                              17,400     World Acceptance Corp. (d)                                          444,048
                                                                                                                       -------------
                                                                                                                             995,672
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%                 14,700     Aptargroup, Inc.                                                    764,106
                                              11,500     Caraustar Industries, Inc. (d)                                      148,350
                                              10,900     Chesapeake Corp.                                                    229,118
                                               9,740     Myers Industries, Inc.                                              137,431
                                              11,500     Rock-Tenn Co. Class A                                               152,950
                                                                                                                       -------------
                                                                                                                           1,431,955
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                            7,900     Advanced Marketing Services (d)                                      47,400
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.8%          1,000     CapitalSource, Inc. (d)                                              23,000
                                               8,300     Financial Federal Corp.                                             293,571
                                              10,035     iShares S&P SmallCap 600 Index Fund (c)                           1,591,651
                                                                                                                       -------------
                                                                                                                           1,908,222
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services         7,731     Commonwealth Telephone Enterprises, Inc. (d)                        364,439
- 0.3%                                        22,800     General Communication Class A (d)                                   208,164
                                                                                                                       -------------
                                                                                                                             572,603
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                     12,166     Allete, Inc.                                                        509,147
                                               6,200     CH Energy Group, Inc.                                               283,340
                                               5,000     Central Vermont Public Service Corp.                                112,400
                                              17,900     Cleco Corp.                                                         381,270
                                              20,100     El Paso Electric Co. (d)                                            381,900
                                               2,100     Green Mountain Power Corp.                                           61,530
                                               5,800     UIL Holdings Corp.                                                  293,770
                                              25,500     Unisource Energy Corp.                                              789,735
                                                                                                                       -------------
                                                                                                                           2,813,092
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%                   10,400     AO Smith Corp.                                                      300,248
                                              17,400     Acuity Brands, Inc.                                                 469,800
                                                   4     American Superconductor Corp. (d)                                        40
                                              16,700     Artesyn Technologies, Inc. (d)                                      145,457
                                              12,000     Baldor Electric Co.                                                 309,720
                                              12,100     Magnetek, Inc. (d)                                                   64,493

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                              10,100     Regal-Beloit Corp.                                            $     290,779
                                              17,500     Roper Industries, Inc.                                            1,146,250
                                              17,700     Vicor Corp.                                                         184,788
                                               2,300     Woodward Governor Co.                                               164,910
                                                                                                                       -------------
                                                                                                                           3,076,485
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments            30,500     Aeroflex, Inc. (d)                                                  284,565
- 3.8%                                        13,700     Agilysys, Inc.                                                      269,342
                                              23,200     Anixter International, Inc. (d)                                     838,680
                                               6,900     BEI Technologies, Inc.                                              165,393
                                              12,100     Bell Microproducts, Inc. (d)                                         90,508
                                              15,900     Benchmark Electronics, Inc. (d)                                     506,097
                                              15,200     CTS Corp.                                                           197,600
                                              18,100     Checkpoint Systems, Inc. (d)                                        305,528
                                              19,200     Cognex Corp.                                                        477,696
                                               8,400     Coherent, Inc. (d)                                                  283,584
                                               7,700     Daktronics, Inc. (d)                                                166,705
                                               8,400     Dionex Corp. (d)                                                    457,800
                                              24,900     Electro Scientific Industries, Inc. (d)                             482,811
                                              22,200     Flir Systems, Inc. (d)                                              672,660
                                               9,300     Gerber Scientific, Inc. (d)                                          67,704
                                               8,400     Global Imaging Systems, Inc. (d)                                    297,864
                                              16,300     Itron, Inc. (d)                                                     483,132
                                               4,900     Keithley Instruments, Inc.                                           79,037
                                               9,700     Littelfuse, Inc. (d)                                                277,905
                                              16,400     MTS Systems Corp.                                                   476,092
                                              15,200     Methode Electronics, Inc.                                           184,072
                                               7,400     Park Electrochemical Corp.                                          149,924
                                              25,400     Paxar Corp. (d)                                                     542,036
                                               6,000     Planar Systems, Inc. (d)                                             54,120
                                               7,900     Radisys Corp. (d)                                                   111,864
                                               5,200     Scansource, Inc. (d)                                                269,516
                                               6,500     Technitrol, Inc.                                                     96,980
                                              22,000     Trimble Navigation Ltd. (d)                                         743,820
                                               5,300     X-Rite, Inc.                                                         79,712
                                                                                                                       -------------
                                                                                                                           9,112,747
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.3%             5,700     Atwood Oceanics, Inc. (d)                                           379,278
                                               6,100     CARBO Ceramics, Inc.                                                427,915
                                              18,200     Cal Dive International, Inc. (d)                                    824,460
                                               5,100     Dril-Quip, Inc. (d)                                                 156,774
                                               9,600     Hydril (d)                                                          560,736
                                              60,300     Input/Output, Inc. (d)                                              388,935
                                              11,400     Lone Star Technologies (d)                                          449,502
                                              18,400     Maverick Tube Corp. (d)                                             598,184
                                              12,000     Oceaneering International, Inc. (d)                                 450,000
                                              18,200     Offshore Logistics, Inc. (d)                                        606,424
                                               7,500     SEACOR Holdings, Inc. (d)                                           478,125
                                               9,150     Tetra Technologies, Inc. (d)                                        260,226
                                              17,700     Unit Corp. (d)                                                      799,509
                                              13,700     Veritas DGC, Inc. (d)                                               410,452

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                               1,500     W-H Energy Services, Inc. (d)                                 $      35,895
                                                                                                                       -------------
                                                                                                                           6,826,415
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.2%               20,600     Casey's General Stores, Inc.                                        370,182
                                              16,100     Longs Drug Stores Corp.                                             550,942
                                               5,300     Nash Finch Co.                                                      201,347
                                              19,200     Performance Food Group Co. (d)                                      531,456
                                              25,800     United Natural Foods, Inc. (d)                                      738,654
                                                                                                                       -------------
                                                                                                                           2,392,581
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                           5,500     American Italian Pasta Co. Class A                                  150,700
                                              30,800     Corn Products International, Inc.                                   800,492
                                              17,100     Delta & Pine Land Co.                                               461,700
                                              16,400     Flowers Foods, Inc.                                                 462,644
                                              16,900     Hain Celestial Group, Inc. (d)                                      315,016
                                               4,000     J&J Snack Foods Corp.                                               187,320
                                               9,300     Lance, Inc.                                                         149,451
                                              12,000     Ralcorp Holdings, Inc.                                              568,200
                                               7,700     Sanderson Farms, Inc.                                               332,717
                                                                                                                       -------------
                                                                                                                           3,428,240
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.3%                          31,400     Atmos Energy Corp.                                                  847,800
                                               7,300     Cascade Natural Gas Corp.                                           145,708
                                              10,500     The Laclede Group, Inc.                                             306,600
                                               4,100     New Jersey Resources Corp.                                          178,473
                                               2,000     Northwest Natural Gas Co.                                            72,340
                                              31,500     Piedmont Natural Gas Co.                                            725,760
                                              43,191     Southern Union Co. (d)                                            1,084,526
                                              28,100     Southwest Gas Corp.                                                 678,896
                                              22,550     UGI Corp.                                                         1,024,221
                                                                                                                       -------------
                                                                                                                           5,064,324
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 6.0%       10,878     Advanced Medical Optics, Inc. (d)                                   393,892
                                              25,200     American Medical Systems Holdings, Inc. (d)                         432,936
                                               6,500     Analogic Corp.                                                      281,125
                                               2,300     Arthrocare Corp. (d)                                                 65,550
                                               9,800     Biolase Technology, Inc.                                             83,300
                                               6,200     Biosite, Inc. (d)                                                   322,586
                                              10,800     Conmed Corp. (d)                                                    325,296
                                              17,779     Cooper Cos., Inc.                                                 1,296,089
                                               7,600     Cyberonics, Inc. (d)                                                335,692
                                               9,100     DJ Orthopedics, Inc. (d)                                            227,955
                                               5,900     Datascope Corp.                                                     180,422
                                              12,000     Diagnostic Products Corp.                                           579,600
                                              19,300     Haemonetics Corp. (d)                                               813,688
                                               7,700     Hologic, Inc. (d)                                                   245,438
                                              14,000     Idexx Laboratories, Inc. (d)                                        758,240
                                              26,150     Immucor, Inc. (d)                                                   789,468
                                                 835     Inamed Corp. (d)                                                     58,349
                                              10,400     Integra LifeSciences Holdings Corp. (d)                             366,288
                                              12,425     Intermagnetics General Corp. (d)                                    302,425
                                              20,500     Invacare Corp.                                                      914,915
                                              16,200     Mentor Corp.                                                        520,020

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                               8,100     Merit Medical Systems, Inc. (d)                               $      97,119
                                               7,100     Osteotech, Inc. (d)                                                  26,980
                                               2,600     PolyMedica Corp.                                                     82,576
                                               7,700     Possis Medical, Inc. (d)                                             64,449
                                              14,100     Resmed, Inc. (d)                                                    795,240
                                              14,600     Respironics, Inc. (d)                                               850,742
                                               5,300     SurModics, Inc. (d)                                                 169,123
                                              16,100     Sybron Dental Specialties, Inc. (d)                                 577,990
                                              12,900     Theragenics Corp. (d)                                                44,376
                                              15,100     Viasys Healthcare, Inc. (d)                                         288,108
                                               7,286     Visx, Inc. (d)                                                      170,784
                                               5,300     Vital Signs, Inc.                                                   211,417
                                               7,000     Wilson Greatbatch Technologies, Inc. (d)                            127,680
                                                                                                                       -------------
                                                                                                                          12,799,858
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.2%       20,600     AMERIGROUP Corp. (d)                                                753,136
                                              19,300     Accredo Health, Inc. (d)                                            857,113
                                               4,700     American Healthways, Inc. (d)                                       155,194
                                              12,450     Amsurg Corp. (d)                                                    314,985
                                              15,900     Centene Corp. (d)                                                   476,841
                                               7,200     Cerner Corp. (d)                                                    378,072
                                               5,100     Chemed Corp.                                                        390,048
                                              14,200     Cross Country Healthcare, Inc. (d)                                  237,992
                                               9,500     CryoLife, Inc. (d)                                                   58,805
                                              12,900     Curative Health Services, Inc. (d)                                   43,860
                                               2,900     Dendrite International, Inc. (d)                                     40,716
                                               6,900     Gentiva Health Services, Inc. (d)                                   111,642
                                              32,500     Hooper Holmes, Inc.                                                 124,150
                                               7,200     LCA-Vision, Inc.                                                    239,760
                                               8,100     LabOne, Inc. (d)                                                    279,288
                                               1,200     NDCHealth Corp.                                                      19,176
                                              24,500     OCA, Inc. (d)                                                       104,125
                                              15,550     Odyssey HealthCare, Inc. (d)                                        182,868
                                              28,800     Owens & Minor, Inc.                                                 781,920
                                              22,800     Parexel International Corp. (d)                                     535,800
                                               9,900     Pediatrix Medical Group, Inc. (d)                                   679,041
                                              23,400     Pharmaceutical Product Development, Inc. (d)                      1,133,730
                                              17,400     Priority Healthcare Corp. (d)                                       376,362
                                              22,000     Province Healthcare Co. (d)                                         529,980
                                               4,900     RehabCare Group, Inc. (d)                                           140,679
                                               7,400     SFBC International, Inc. (d)                                        260,776
                                              11,200     Sierra Health Services (d)                                          715,008
                                               7,300     Sunrise Senior Living, Inc. (d)                                     354,780
                                              12,100     United Surgical Partners International, Inc. (d)                    553,817
                                                                                                                       -------------
                                                                                                                          10,829,664
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.4%          13,300     Argosy Gaming Co. (d)                                               610,736
                                              16,600     Aztar Corp. (d)                                                     474,096
                                              14,000     Bally Total Fitness Holding Corp. (d)                                48,720
                                              16,300     CEC Entertainment, Inc. (d)                                         596,580
                                               7,200     Ihop Corp.                                                          343,296

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                              25,600     Jack in the Box, Inc. (d)                                     $     949,760
                                              10,200     Landry's Restaurants, Inc.                                          294,984
                                               7,100     Lone Star Steakhouse & Saloon                                       205,226
                                              11,600     Marcus Corp.                                                        237,800
                                              11,600     Multimedia Games, Inc. (d)                                           90,016
                                              10,600     PF Chang's China Bistro, Inc. (d)                                   633,880
                                               6,400     Panera Bread Co. Class A (d)                                        361,792
                                              14,100     Pinnacle Entertainment, Inc. (d)                                    235,470
                                              15,850     Rare Hospitality International, Inc. (d)                            489,448
                                              17,700     Ryan's Restaurant Group, Inc. (d)                                   257,181
                                              13,250     Shuffle Master, Inc. (d)                                            383,720
                                              25,500     Sonic Corp. (d)                                                     851,700
                                               8,800     The Steak N Shake Co. (d)                                           170,280
                                              22,300     Triarc Cos.                                                         308,409
                                               2,600     WMS Industries, Inc. (d)                                             73,216
                                                                                                                       -------------
                                                                                                                           7,616,310
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.9%                      9,900     Applica, Inc. (d)                                                    50,094
                                               7,400     Bassett Furniture Industries, Inc.                                  145,780
                                              29,500     Champion Enterprises, Inc. (d)                                      277,300
                                               5,700     Department 56 (d)                                                    99,522
                                               6,100     Enesco Group, Inc. (d)                                               40,565
                                              15,600     Ethan Allen Interiors, Inc.                                         499,200
                                              11,600     Fedders Corp.                                                        32,248
                                              34,600     Interface, Inc. Class A (d)                                         235,972
                                               1,300     La-Z-Boy, Inc.                                                       18,109
                                               5,800     Libbey, Inc.                                                        121,800
                                              17,348     MDC Holdings, Inc.                                                1,208,288
                                              10,500     Meritage Homes Corp. (d)                                            618,660
                                               2,567     NVR, Inc. (d)                                                     2,015,095
                                               2,800     National Presto Industries, Inc.                                    112,840
                                               9,600     Russ Berrie & Co., Inc.                                             183,840
                                               2,100     Skyline Corp.                                                        80,829
                                               9,800     Standard-Pacific Corp.                                              707,462
                                                                                                                       -------------
                                                                                                                           6,447,604
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                     16,800     Rayovac Corp. (d)                                                   698,880
                                               8,500     WD-40 Co.                                                           276,165
                                                                                                                       -------------
                                                                                                                             975,045
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.5%                            12,000     CACI International, Inc. Class A (d)                                662,760
                                              10,300     Carreker Corp. (d)                                                   57,783
                                              51,600     Ciber, Inc. (d)                                                     375,132
                                              20,100     eFunds Corp. (d)                                                    448,632
                                              15,100     Global Payments, Inc.                                               973,799
                                              22,100     Intrado, Inc. (d)                                                   271,830
                                               7,500     MAXIMUS, Inc.                                                       251,175
                                              10,600     Mantech International Corp. Class A (d)                             244,542
                                               5,600     Pegasus Solutions, Inc. (d)                                          66,192
                                                                                                                       -------------
                                                                                                                           3,351,845
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                5,000     Standex International Corp.                                   $     136,500
                                              13,200     Tredegar Corp.                                                      222,552
                                                                                                                       -------------
                                                                                                                             359,052
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                              14,900     Delphi Financial Group Class A                                      640,700
                                              14,000     Hilb Rogal & Hobbs Co.                                              501,200
                                              13,215     Infinity Property & Casualty Corp.                                  413,100
                                               2,600     LandAmerica Financial Group, Inc.                                   130,078
                                               7,800     Philadelphia Consolidated Holding Co. (d)                           604,734
                                              14,400     Presidential Life Corp.                                             234,432
                                              11,600     ProAssurance Corp. (d)                                              458,200
                                              10,400     RLI Corp.                                                           431,080
                                               4,200     SCPIE Holdings, Inc. (d)                                             46,326
                                              11,700     Selective Insurance Group                                           540,891
                                               6,400     Stewart Information Services Corp.                                  240,128
                                              26,400     UICI                                                                640,200
                                               8,200     Zenith National Insurance Corp.                                     425,252
                                                                                                                       -------------
                                                                                                                           5,306,321
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%              22,100     Insight Enterprises, Inc. (d)                                       388,076
                                               6,000     The J. Jill Group, Inc. (d)                                          82,560
                                                                                                                       -------------
                                                                                                                             470,636
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%           14,400     Digital Insight Corp. (d)                                           236,160
                                               6,400     FindWhat.com (d)                                                     66,368
                                               9,700     j2 Global Communications, Inc. (d)                                  332,807
                                              10,600     WebEx Communications, Inc. (d)                                      228,854
                                               9,600     Websense, Inc. (d)                                                  516,480
                                              12,700     Zix Corp. (d)                                                        47,498
                                                                                                                       -------------
                                                                                                                           1,428,167
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.3%            7,600     Action Performance Cos., Inc.                                       100,548
                                               8,300     Arctic Cat, Inc.                                                    224,598
                                               3,000     Huffy Corp. (d)                                                         240
                                              11,300     Jakks Pacific, Inc. (d)                                             242,611
                                               2,300     K2, Inc. (d)                                                         31,625
                                               8,300     Meade Instruments Corp. (d)                                          24,153
                                               2,500     Nautilus, Inc. (d)                                                   59,400
                                              17,800     Polaris Industries, Inc.                                          1,250,094
                                              32,800     SCP Pool Corp. (d)                                                1,045,008
                                              11,200     Sturm Ruger & Co., Inc.                                              77,616
                                                                                                                       -------------
                                                                                                                           3,055,893
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.6%                              12,100     Albany International Corp. Class A                                  373,648
                                               8,300     Astec Industries, Inc. (d)                                          183,015
                                               9,000     Barnes Group, Inc.                                                  244,530
                                              22,000     Briggs & Stratton Corp.                                             801,020
                                               7,000     CUNO, Inc. (d)                                                      359,730
                                              10,500     Clarcor, Inc.                                                       545,580
                                               7,000     Gardner Denver, Inc. (d)                                            276,570
                                              20,800     IDEX Corp.                                                          839,280
                                               6,900     JLG Industries, Inc.                                                148,695
                                              12,800     Kaydon Corp.                                                        401,920
                                               4,200     Lindsay Manufacturing Co.                                            80,136

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                               6,800     Lydall, Inc. (d)                                              $      75,480
                                              12,000     Manitowoc Co.                                                       484,680
                                              20,044     Milacron, Inc. (d)                                                   61,134
                                              16,500     Mueller Industries, Inc. (d)                                        464,475
                                              10,600     Oshkosh Truck Corp.                                                 869,094
                                               5,200     Robbins & Myers, Inc.                                               114,452
                                              14,300     Stewart & Stevenson Services                                        327,327
                                               7,700     Thomas Industries, Inc.                                             305,228
                                              37,400     Timken Co.                                                        1,022,516
                                               9,400     Toro Co.                                                            831,900
                                              10,300     Valmont Industries, Inc.                                            229,896
                                              10,900     Wabash National Corp.                                               265,960
                                              13,300     Watts Water Technologies, Inc. Class A                              433,713
                                               8,500     Wolverine Tube, Inc. (d)                                             76,075
                                                                                                                       -------------
                                                                                                                           9,816,054
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                  9,500     Kirby Corp. (d)                                                     399,285
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                   3,600     4Kids Entertainment, Inc. (d)                                        79,596
                                              14,150     Advo, Inc.                                                          529,917
                                              13,600     Arbitron, Inc.                                                      583,440
                                                                                                                       -------------
                                                                                                                           1,192,953
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.7%                         6,690     AM Castle & Co. (d)                                                  84,294
                                              10,400     AMCOL International Corp.                                           195,104
                                              24,689     Aleris International, Inc. (d)                                      615,990
                                               6,100     Brush Engineered Materials, Inc. (d)                                116,083
                                               9,300     Carpenter Technology                                                552,513
                                              13,300     Century Aluminum Co. (d)                                            402,458
                                               5,400     Cleveland-Cliffs, Inc.                                              393,498
                                              34,900     Commercial Metals Co.                                             1,182,761
                                               9,200     Massey Energy Co.                                                   368,368
                                               9,550     Quanex Corp.                                                        509,206
                                              10,900     RTI International Metals, Inc. (d)                                  255,060
                                              12,100     Reliance Steel & Aluminum Co.                                       484,121
                                              10,600     Ryerson Tull, Inc.                                                  134,302
                                               5,300     Steel Technologies, Inc.                                            127,147
                                                                                                                       -------------
                                                                                                                           5,420,905
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power           19,900     Avista Corp.                                                        348,250
- 0.6%                                        13,700     Energen Corp.                                                       912,420
                                                                                                                       -------------
                                                                                                                           1,260,670
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                       14,400     Fred's, Inc.                                                        247,248
                                               9,900     ShopKo Stores, Inc. (d)                                             219,978
                                                                                                                       -------------
                                                                                                                             467,226
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.7%                              14,000     Cabot Oil & Gas Corp. Class A                                       772,100
                                              11,599     Cimarex Energy Co. (d)                                              452,361
                                              23,100     Frontier Oil Corp.                                                  837,606
                                              14,460     Magnum Hunter Resources, Inc. (d)                                   232,951
                                              30,150     Patina Oil & Gas Corp.                                            1,206,000
                                               6,900     Penn Virginia Corp.                                                 316,710
                                                 500     Petroleum Development Corp. (d)                                      18,845
                                               9,400     Remington Oil & Gas Corp. (d)                                       296,288

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                              15,400     Southwestern Energy Co. (d)                                   $     874,104
                                              13,000     Spinnaker Exploration Co. (d)                                       461,890
                                              19,000     St. Mary Land & Exploration Co.                                     950,950
                                              10,800     Stone Energy Corp. (d)                                              524,556
                                               9,500     Swift Energy Co. (d)                                                270,180
                                              27,100     Vintage Petroleum, Inc.                                             852,566
                                                                                                                       -------------
                                                                                                                           8,067,107
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%                15,400     Buckeye Technologies, Inc. (d)                                      166,320
                                               5,000     Deltic Timber Corp.                                                 195,500
                                               4,700     Neenah Paper, Inc.                                                  158,014
                                               6,900     Pope & Talbot, Inc.                                                 121,302
                                               6,100     Schweitzer-Mauduit International, Inc.                              204,655
                                              21,100     Wausau-Mosinee Paper Corp.                                          298,354
                                                                                                                       -------------
                                                                                                                           1,144,145
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                      27,300     NBTY, Inc. (d)                                                      684,957
                                               3,300     Natures Sunshine Prods, Inc.                                         56,661
                                                                                                                       -------------
                                                                                                                             741,618
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                        19,900     Alpharma, Inc. Class A                                              245,168
                                               6,300     Bradley Pharmaceuticals, Inc. (d)                                    60,228
                                              15,000     Connetics Corp. (d)                                                 379,350
                                              29,400     MGI Pharma, Inc. (d)                                                742,938
                                              21,514     Medicis Pharmaceutical Corp. Class A                                644,990
                                                                                                                       -------------
                                                                                                                           2,072,674
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.0%                            10,800     CRT Properties, Inc.                                                235,224
                                              17,500     Capital Automotive REIT                                             579,600
                                               5,300     Colonial Properties Trust                                           203,573
                                              20,500     Commercial Net Lease Realty                                         378,225
                                               9,500     Entertainment Properties Trust                                      393,585
                                               9,400     Essex Property Trust, Inc.                                          648,036
                                              10,800     Gables Residential Trust                                            359,640
                                              15,400     Glenborough Realty Trust, Inc.                                      294,448
                                              10,800     Kilroy Realty Corp.                                                 441,828
                                              18,000     Lexington Corporate Properties Trust                                394,920
                                              21,522     New Century Financial Corp.                                       1,007,660
                                               5,400     Parkway Properties, Inc.                                            252,180
                                              19,300     Shurgard Storage Centers, Inc.                                      790,914
                                               5,300     Sovran Self Storage, Inc.                                           210,039
                                                                                                                       -------------
                                                                                                                           6,189,872
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.9%                            18,800     Arkansas Best Corp.                                                 710,264
                                              30,600     Heartland Express, Inc.                                             585,990
                                              44,500     Kansas City Southern                                                857,070
                                              17,650     Knight Transportation, Inc.                                         435,426
                                              24,200     Landstar System, Inc. (d)                                           792,550
                                              11,900     USF Corp.                                                           574,294
                                                                                                                       -------------
                                                                                                                           3,955,594
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 2,900     ATMI, Inc. (d)                                                       72,616
Equipment - 2.3%                               8,300     Actel Corp. (d)                                                     127,654
                                              11,500     Advanced Energy Industries, Inc. (d)                                111,205

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                              12,900     Alliance Semiconductor Corp. (d)                              $      32,121
                                              37,900     Axcelis Technologies, Inc. (d)                                      276,670
                                              31,900     Brooks Automation, Inc. (d)                                         484,242
                                               6,400     Cohu, Inc.                                                          102,080
                                               6,200     Cymer, Inc. (d)                                                     165,974
                                                 400     DSP Group, Inc. (d)                                                  10,304
                                               7,700     Dupont Photomasks, Inc. (d)                                         205,359
                                              14,900     ESS Technology (d)                                                   78,523
                                              13,900     Exar Corp. (d)                                                      186,260
                                              13,700     FEI Co. (d)                                                         317,155
                                              28,900     Kopin Corp. (d)                                                      88,723
                                              20,900     Kulicke & Soffa Industries, Inc. (d)                                131,461
                                              11,300     Microsemi Corp. (d)                                                 184,077
                                              11,300     Pericom Semiconductor Corp. (d)                                      96,841
                                              29,300     Photronics, Inc. (d)                                                530,330
                                                 200     Power Integrations, Inc. (d)                                          4,178
                                               4,800     Rudolph Technologies, Inc. (d)                                       72,288
                                              87,300     Skyworks Solutions, Inc. (d)                                        554,355
                                               7,600     Standard Microsystems Corp. (d)                                     131,936
                                               3,500     Supertex, Inc. (d)                                                   64,085
                                                  25     Trident Microsystems, Inc. (d)                                          442
                                               9,900     Ultratech, Inc. (d)                                                 144,540
                                              23,200     Varian Semiconductor Equipment Associates, Inc. (d)                 881,832
                                                 500     Veeco Instruments, Inc. (d)                                           7,525
                                                                                                                       -------------
                                                                                                                           5,062,776
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.7%                                4,400     Altiris, Inc. (d)                                                   104,940
                                              12,700     Ansys, Inc. (d)                                                     434,467
                                              12,900     Captaris, Inc. (d)                                                   52,245
                                               5,300     Catapult Communications Corp. (d)                                   113,155
                                               7,600     Concord Communications, Inc. (d)                                     76,912
                                               6,700     EPIQ Systems, Inc. (d)                                               86,966
                                              10,200     Factset Research Systems, Inc.                                      336,702
                                              17,400     Filenet Corp. (d)                                                   396,372
                                              10,800     Hyperion Solutions Corp. (d)                                        476,388
                                              19,930     Internet Security Systems (d)                                       364,719
                                              31,800     JDA Software Group, Inc. (d)                                        446,472
                                              12,200     Kronos, Inc. (d)                                                    623,542
                                               7,600     MRO Software, Inc. (d)                                              106,628
                                               1,600     Manhattan Associates, Inc. (d)                                       32,592
                                              11,200     Mapinfo Corp. (d)                                                   134,848
                                              15,200     Micros Systems, Inc. (d)                                            557,992
                                              13,100     NYFIX, Inc. (d)                                                      70,478
                                              18,000     Napster Inc. (d)                                                    117,180
                                              10,500     Phoenix Technologies Ltd. (d)                                        99,960
                                              21,800     Progress Software Corp. (d)                                         571,596
                                              11,000     Radiant Systems, Inc. (d)                                           107,800
                                               7,300     SPSS, Inc. (d)                                                      126,947
                                              15,200     Serena Software, Inc. (d)                                           361,152
                                              16,000     THQ, Inc. (d)                                                       450,240
                                              18,500     Take-Two Interactive Software, Inc. (d)                             723,350

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                               8,100     Talx Corp.                                                    $     147,096
                                              15,100     Verity, Inc. (d)                                                    142,695
                                                                                                                       -------------
                                                                                                                           7,263,434
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.3%                       18,800     Aaron Rents, Inc.                                                   376,000
                                               5,800     Building Material Holding Corp.                                     257,984
                                              17,600     Burlington Coat Factory Warehouse Corp.                             505,120
                                              14,900     The Cato Corp. Class A                                              480,525
                                               2,700     Childrens Place (d)                                                 128,925
                                               2,550     Christopher & Banks Corp.                                            44,880
                                               9,000     Cost Plus, Inc. (d)                                                 241,920
                                              12,200     Dress Barn, Inc. (d)                                                222,284
                                               7,500     Electronics Boutique Holdings Corp. (d)                             322,275
                                              18,300     Finish Line Class A                                                 423,645
                                              18,900     GameStop Corp. Class B (d)                                          421,470
                                               9,300     Genesco, Inc. (d)                                                   264,306
                                              11,100     Goody's Family Clothing, Inc.                                       100,233
                                              10,900     Group 1 Automotive, Inc. (d)                                        286,670
                                              10,600     Guitar Center, Inc. (d)                                             581,198
                                               9,700     Gymboree Corp. (d)                                                  121,638
                                               9,000     HOT Topic, Inc. (d)                                                 196,650
                                               7,800     Hancock Fabrics, Inc.                                                58,032
                                               9,300     Haverty Furniture Cos., Inc.                                        141,825
                                               9,600     Hibbett Sporting Goods, Inc. (d)                                    288,384
                                               9,570     Jo-Ann Stores, Inc. (d)                                             268,821
                                               8,300     Linens 'N Things, Inc. (d)                                          206,089
                                              23,900     Men's Wearhouse, Inc. (d)                                         1,008,819
                                               9,700     PEP Boys-Manny Moe & Jack                                           170,526
                                               5,400     Select Comfort Corp. (d)                                            110,376
                                              16,000     Sonic Automotive, Inc.                                              363,360
                                              16,100     Stage Stores, Inc. (d)                                              618,079
                                              17,300     Stein Mart, Inc. (d)                                                389,250
                                              14,800     TBC Corp. (d)                                                       412,328
                                              13,100     Too, Inc. (d)                                                       323,177
                                              14,800     Tractor Supply Co. (d)                                              646,020
                                              33,400     Zale Corp. (d)                                                      992,648
                                                                                                                       -------------
                                                                                                                          10,973,457
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.1%        5,600     Ashworth, Inc. (d)                                                   63,784
                                               7,700     Brown Shoe Co., Inc.                                                263,879
                                              25,700     Fossil, Inc. (d)                                                    666,273
                                               3,000     Haggar Corp.                                                         60,570
                                              22,200     K-Swiss, Inc. Class A                                               733,266
                                              13,500     Kellwood Co.                                                        388,665
                                               4,900     Oshkosh B'Gosh, Inc. Class A                                        149,450
                                               5,600     Oxford Industries, Inc.                                             204,904
                                              10,300     Phillips-Van Heusen                                                 274,392
                                              24,100     Quiksilver, Inc. (d)                                                699,623
                                              13,900     Russell Corp.                                                       251,312
                                              11,400     Stride Rite Corp.                                                   151,620

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry#                                       Held     Common Stocks                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                              35,750     Wolverine World Wide, Inc.                                    $     766,123
                                                                                                                       -------------
                                                                                                                           4,673,861
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.4%              8,800     Anchor Bancorp Wisconsin, Inc.                                      247,368
                                              22,400     BankAtlantic Bancorp, Inc. Class A                                  389,760
                                              13,500     Bankunited Financial Corp. Class A                                  362,610
                                              16,700     Commercial Federal Corp.                                            461,755
                                              10,000     Downey Financial Corp.                                              615,300
                                               7,800     FirstFed Financial Corp. (d)                                        397,878
                                              22,500     Flagstar Bancorp, Inc.                                              439,875
                                              30,300     Fremont General Corp.                                               666,297
                                              21,400     MAF Bancorp, Inc.                                                   888,956
                                              15,010     Sterling Financial Corp. (d)                                        535,857
                                                                                                                       -------------
                                                                                                                           5,005,656
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                18,400     DIMON, Inc.                                                         115,000
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.0%       22,750     Applied Industrial Technologies, Inc.                               618,800
                                              29,200     Hughes Supply, Inc.                                                 868,700
                                               2,800     Lawson Products                                                     131,040
                                               9,800     Watsco, Inc.                                                        412,580
                                                                                                                       -------------
                                                                                                                           2,031,120
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.0%                         1,400     American States Water Co.                                            35,420
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services            7,400     Boston Communications Group (d)                                      52,688
- 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Common Stocks                              208,998,982
                                                         (Cost - $163,687,689) - 97.9%
------------------------------------------------------------------------------------------------------------------------------------

                                                Face
                                              Amount     Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments           250,000     Flir Systems, Inc., 3% due 6/01/2023  (a)                           381,875
- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                             300,000     LandAmerica Financial Group, Inc., 3.25%
                                                         due 5/15/2034 (a)(b)                                                327,375
                                             650,000     Selective Insurance Group, 1.615% due 9/24/2032 (a)(f)              398,125
                                                                                                                       -------------
                                                                                                                             725,500
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                       500,000     Massey Energy Co., 4.75% due 5/15/2023 (a)                        1,108,125
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Fixed Income                                 2,215,500
                                                         Securities (Cost - $1,848,671) - 1.0%
------------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                            Interest     Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                          $1,992,866     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (e)       1,992,866
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Short-Term Securities
                                                         (Cost - $1,992,866) - 0.9%                                        1,992,866
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $167,529,226*) - 99.8%                213,207,348

                                                         Other Assets Less Liabilities - 0.2%                                393,019
                                                                                                                       -------------
                                                         Net Assets - 100.0%                                           $ 213,600,367
                                                                                                                       =============

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2005

# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 168,258,133
                                                                  =============
            Gross unrealized appreciation                         $  49,576,330
            Gross unrealized depreciation                            (4,627,115)
                                                                  -------------
            Net unrealized appreciation                           $  44,949,215
                                                                  =============

(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) iShares S&P SmallCap 600 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(d)   Non-income producing security.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest
      Affiliate                                      Net Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC,
      Cash Sweep Series I                            $(2,745,070)    $    16,596
      --------------------------------------------------------------------------

(f) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      ----------------------------------------------------------------------------------
      Number of                               Expiration                      Unrealized
      Contracts            Issue              Date             Face Value   Depreciation
      ----------------------------------------------------------------------------------
          9           Russell 2000 Index      June 2005        $2,818,350       ($37,800)
      ----------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: May 23, 2005